Segmented information	12 Months Ended
Oct. 31, 2024
Disclosure of operating segments [abstract]
Segmented information
25. Segmented information
During the first quarter of 2024, the Company changed its reporting segments to reflect its current operating structure. The reporting segments are now being reported in the following two operating segments:
1.Bricks and mortar operations which includes the Company’s Canadian bricks and mortar locations, inclusive of the Canadian warehouse which supports the distribution of accessories and other items to the Canadian stores. In addition, corporate overhead has been allocated to the reporting segment.
2.E-commerce operations which include the Company’s US and international subsidiaries. In addition, corporate overhead has been allocated to the reporting segment.
Corporate costs are allocated to each segment based on percentage of revenue.
These reporting segments of the Company have been identified because they are segments: (a) that engage in business activities from which revenues are earned and expenses are incurred; (b) whose operating results are regularly reviewed by the Company’s chief operating decision maker, identified as the Chief Executive Officer, to make decisions about the resources to be allocated to each segment and assess its performance; and (c) for which discrete financial information is available. In accordance with IFRS 8, the Company has reporting segments which are based on the similarity of goods and services provided and economic characteristics exhibited by the operating segments.
The annual audited consolidated financial statements of the Company for the year ended October 31, 2023, included three reporting segments as follows:
1.Retail operations which included both bricks and mortar and e-commerce operations, without the allocation of corporate overhead.
2.Wholesale operations which included the Company's Canadian warehouses.
3.Corporate operations which included all costs associated with the Company’s head office.
The accounting policies used for segment reporting are consistent with the accounting policies used for the preparation of the Company’s annual audited consolidated financial statements. The comparative information has been prepared in accordance with the current reporting segments noted above. There have been no changes to the underlying data used to prepare the comparative reporting segments for the prior year.

	Bricks and Mortar	Bricks and Mortar	E-commerce	E-commerce	Total	Total
For the year ended October 31,	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Total revenue	$484,444	$431,694	$37,862	$55,975	$522,306	$487,669
Gross profit	$124,651	$105,132	$17,851	$26,182	$142,502	$131,314
Income (loss) from operations	$12,180	$(9,034)	$(7,177)	$(32,391)	$5,003	$(41,425)

	Bricks and Mortar	Bricks and Mortar	E-commerce	E-commerce	Total	Total
As at October 31,	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Current assets	$75,161	$59,301	$10,628	$9,344	$85,789	$68,645
Non-current assets	$128,719	$126,579	$31,700	$38,177	$160,419	$164,756
Current liabilities	$56,741	$51,001	$4,739	$7,136	$61,480	$58,137
Non-current liabilities	$35,788	$37,304	$3,428	$4,294	$39,216	$41,598

	Canada	Canada	USA	USA	International	International	Total	Total
For the year ended October 31,	2024	2023	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$	$	$
Total revenue	$484,444	$431,694	$36,061	$52,780	$1,801	$3,195	$522,306	$487,669
Gross profit (loss)	$125,326	$104,827	$16,050	$24,576	$1,126	$1,911	$142,502	$131,314
(Loss) income from operations	$14,430	$(8,659)	$(9,404)	$(30,137)	$(23)	$(2,629)	$5,003	$(41,425)

	Canada	Canada	USA	USA	International	International	Total	Total
As at October 31, 2024 and October 31, 2023	2024	2023	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$	$	$
Current assets	$77,037	$55,787	$7,940	$11,386	$812	$1,472	$85,789	$68,645
Non-current assets	$129,115	$126,579	$27,634	$34,006	$3,670	$4,171	$160,419	$164,756
Current liabilities	$57,692	$50,968	$3,580	$5,958	$208	$1,211	$61,480	$58,137
Non-current liabilities	$36,680	$37,308	$2,252	$3,814	$284	$476	$39,216	$41,598
Corporate overhead is allocated to bricks and mortar and e-commerce based on a percentage of revenue for the year ended October 31, 2024 as 93% bricks and mortar and 7% e-commerce